Equity-Accounted Joint Ventures - RasGas 3 Joint Venture - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2018	Dec. 01, 2015
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%	30.00%	30.00%
Equity method investments	$ 88.0
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Equity method investments	$ 466.5
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Equity method investments	$ 118.0
RasGas 3 Joint Venture | Qatar Gas Transport Company Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	60.00%